Provision for Income Taxes Expenses (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Provision for Income Taxes Expenses (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
(Loss) profit before tax for the year	€ (4,870,580)	€ (1,226,855)	€ (57,725)
Tax loss not recognized	(52)	225,480
Permanent differences			45,436
Current tax expenses	41,085		29,331
IRES [Member]
Provision for Income Taxes Expenses (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	40,902	(112,400)	(13,854)
IRAP [Member]
Provision for Income Taxes Expenses (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery	235	(18,265)	(2,251)
Ireland [Member]
Provision for Income Taxes Expenses (Details) - Schedule of Reconciliation of Income Taxes at Statutory Rates [Line Items]
Expected income tax recovery		€ (94,815)